   As filed with the Securities and Exchange Commission on August 14, 2000

                                                               File Nos. 2-90519
                                                                        811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM N-1A


                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 33

                                       and

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 34


                               CITIFUNDS TRUST II*
               (Exact Name of Registrant as Specified in Charter)


            21 Milk Street, 5th Floor, Boston, Massachusetts 02109
                   (Address of Principal Executive Offices)


       Registrant's Telephone Number, including Area Code: 617-423-1679


  Philip W. Coolidge, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109
                   (Name and Address of Agent for Service)


                                    Copy to:
            Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


      It is proposed that this filing will become effective on September 11, 2000 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 32 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on June 16, 2000, also shall be September 11, 2000.

* This filing relates solely to shares of the Trust's series CitiFunds Large Cap Growth Portfolio and CitiFunds Small Cap Growth Portfolio.

                                EXPLANATORY NOTE

      Part A (the Prospectuses) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment 32 to the Registration Statement under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 33 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4007) pursuant to Rule 485(a) on June 16, 2000 (Accession No. 0000950156-00-000309) are herein incorporated by reference.

                                     PART C

Item 23.  Exhibits.

                *  a(1) Amended and Restated Declaration of Trust of the
                        Registrant
          ******,  a(2) Amendments to Amended and Restated Declaration of Trust
              and       of the Registrant
      **********
      **********   a(3) Form of Amended and Restated Designation of Classes of
                        the Registrant
             ****  b(1) Amended and Restated By-Laws of the Registrant
             ****  b(2) Amendments to Amended and Restated By-Laws of the
                        Registrant
              ***  d(1) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to CitiFunds Small Cap Growth
                        Portfolio
           ******  d(2) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to CitiFunds Small Cap Value
                        Portfolio
              ***  d(3) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to CitiFunds Large Cap Growth
                        Portfolio
           ******  d(4) Management Agreement between the Registrant and
                        Citibank, N.A., as manager to CitiFunds Growth & Income
                        Portfolio
          *******  e(1) Amended and Restated Distribution Agreement between the
                        Registrant and CFBDS, Inc. ("CFBDS"), as distributor
                        with respect to Class A shares
          *******  e(2) Distribution Agreement between the Registrant and
                        CFBDS, as distributor with respect to Class B shares
               **  g(1) Custodian Contract between the Registrant and State
                        Street Bank and Trust Company ("State Street"), as
                        custodian
           ******  g(2) Letter Agreement adding CitiFunds Small Cap Value
                        Portfolio and CitiFunds Growth & Income Portfolio to the
                        Custodian Contract between the Registrant and State
                        Street
         ********  h(1) Services Agreement between Citibank, N.A. and CFBDS
             ****  h(2) Transfer Agency and Services Agreement between the
                        Registrant with respect to its series CitiFunds Small
                        Cap Value Portfolio and CitiFunds Growth & Income
                        Portfolio and State Street, as transfer agent
           ******  h(3) Letter Agreement adding CitiFunds Small Cap Value
                        Portfolio and CitiFunds Growth & Income Portfolio to the
                        Transfer Agency and Service Agreement between the
                        Registrant and State Street
               **  h(4) Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
            *****  h(5) Letter Agreement adding CitiFunds Small Cap Value
                        Portfolio and CitiFunds Growth & Income Portfolio to the
                        Accounting Services Agreement between the Registrant and
                        State Street
       **********  h(6) Transfer Agency and Services Agreement between
                        Registrant on behalf of its series Smith Barney Small
                        Cap Growth Opportunities Fund and Diversified Large Cap
                        Growth Fund and Citi Fiduciary Trust Company, as
                        transfer agent
       **********  h(7) Sub-Transfer Agency and Services Agreement between the
                        Registrant and PFPC Global Fund Services with respect to
                        its Series Smith Barney Small Cap Growth Opportunities
                        Fund and Smith Barney Diversified Large Cap Growth Fund
            *****  i    Opinion and consent of counsel
       **********  j    Independent Auditors' Consent
          *******  m(1) Amended and Restated Service Plan of the Registrant
                        for Class A shares
          *******  m(2) Service Plan of the Registrant for Class B shares
          *******  o    Multiple Class Plan of the Registrant
   ****, ********  p(1) Powers of Attorney for the Registrant
  *****, ********  p(2) Powers of Attorney for Asset Allocation Portfolios
        *********  p(3) Powers of Attorney for The Premium Portfolios
       **********  q(1) Code of Ethics of Registrant and the Manager
       **********  q(2) Code of Ethics of CFBDS

---------------------

         * Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1997.
        ** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.
       *** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on November 3, 1997.
      **** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 29, 1998.
     ***** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 16, 1998.
    ****** Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 21, 1998.
   ******* Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.
  ******** Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 29, 1999.
 ********* Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 2000.
********** Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, filed as Exhibits to Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio, Small Cap Growth Portfolio and High Yield Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(R) Tax Free Income Trust (CitiFunds(R) New York Tax Free Income Portfolio, CitiFunds(R) National Tax Free Income Portfolio and CitiFunds(R) California Tax Free Income Portfolio), CitiFunds(R) Multi-State Tax Free Trust (CitiFunds(R) California Tax Free Reserves, CitiFunds(R) New York Tax Free Reserves and CitiFunds(R) Connecticut Tax Free Reserves), CitiFunds(R) Institutional Trust (CitiFunds(R) Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         Victor J. Menezes is the Chairman and a Director of Citibank. William
R. Rhodes, H. Onno Ruding and Alan S. MacDonald are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc., Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc., Marjorie Magner, Petros K. Sabatacokis, and Robert B. Willumstad.

         The following persons have the affiliations indicated:


Paul J. Collins       Director, Kimberly-Clark Corporation
                      Director, Nokia Corporation

Robert I. Lipp        Chairman, Chief Executive Officer and President, Travelers
                      Property Casualty Corp.

William R. Rhodes     Director, Private Export Funding Corporation
                      Director, Conoco, Inc.

H. Onno Ruding        Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                      Director, Pechiney S.A.
                      Advisory Director, Unilever NV and Unilever PLC
                      Director, Corning Incorporated


         Franklin Advisory Services LLC (formerly, Franklin Advisory Services, Inc.) ("Franklin"), a sub-adviser with respect to the small cap value securities of Small Cap Value Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at One Parker Plaza, 9th Floor, Fort Lee, New Jersey 07024. Franklin is a registered investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

         William J. Lippman is the President and Director of Franklin Advisory Services LLC. Mr. Lippman holds a master of business administration degree from New York University and a bachelor of business administration degree from City College of New York. Mr. Lippman also serves as Senior Vice President of Franklin Resources, Inc. and Franklin Management, Inc. and has been with the Franklin Templeton Group since 1988. Prior to joining Franklin Advisers LLC, Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. and has been in the securities industry for over 30 years.

         Each of the individuals named below is an officer and/or Director of Franklin and has the affiliations indicated:

Name:                                      Affiliations:

William J. Lippman                         Senior Vice President, Franklin Resources, Inc.
     President and Director                Senior Vice President, Franklin Advisers LLC
                                           Senior Vice President, Franklin Templeton Distributors, Inc.
                                           Senior Vice President, Franklin Management, Inc.

                                           Mr. Lippman also serves as officer and/or director or trustee of eight of the investment companies in the Franklin Group of Funds.

Charles B. Johnson                         President, Chief Executive Officer and Director, Franklin
     Chairman of the Board and                  Resources, Inc.
     Director                              Chairman of the Board and Director, Franklin Advisers LLC
                                           Chairman of the Board and Director, Franklin Investment Advisory
                                                Services, Inc.
                                           Chairman of the Board and Director, Franklin Templeton
                                                Distributors, Inc.

                                           Director, Franklin/Templeton Investor Services, Inc.
                                           Director, Franklin Templeton Services, Inc.
                                           Director, General Host Corporation

                                           Mr. Johnson also serves as officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin
                                           Resources, Inc. and of 54 of the investment companies in the
                                           Franklin Templeton Group of Funds.

Rupert H. Johnson, Jr.                     Executive Vice President and Director, Franklin Resources, Inc.
     Senior Vice President and             Executive Vice President and Director, Franklin Templeton
     Director                                   Distributors, Inc.
                                           President and Director,  Franklin Advisers LLC
                                           Senior Vice President and Director, Franklin Investment
                                                Advisory Services, Inc.
                                           Director, Franklin/Templeton Investor Services, Inc.

                                           Mr. Johnson also serves as officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the
                                           investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek                          Senior Vice President and General Counsel, Franklin Resources,
     Vice President and Assistant               Inc.
     Secretary                             Senior Vice President, Franklin Templeton Distributors, Inc.
                                           Vice President, Franklin Advisers LLC
                                           Vice President, Franklin Investment Advisory Services, Inc.

                                           Ms. Gatzek also serves as officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan                         Senior Vice President, Chief Financial Officer and Treasurer,
     Treasurer                                  Franklin Resources, Inc.
                                           Executive Vice President, Templeton Worldwide, Inc.
                                           Senior Vice President and Treasurer, Franklin Advisers LLC
                                           Senior Vice President and Treasurer, Franklin Templeton
                                                Distributors, Inc.
                                           Senior Vice President, Franklin/Templeton Investor Services, Inc.
                                           Treasurer, Franklin Investment Advisory Services, Inc.

                                           Mr. Flanagan also serves as officer of most other subsidiaries of
                                           Franklin Resources, Inc. and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of
                                           Funds.

Leslie M. Kratter                          Vice President, Franklin Resources, Inc.
     Secretary                             Vice President, Franklin Institutional Services Corporation
                                           President and Director, Franklin/Templeton Travel, Inc.

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of SSB Citi Fund Management LLC ("SSB Citi"), a subadviser of Large Cap Value Portfolio, a series of the Asset Allocation Portfolios, reference is made to SSB Citi's current Form ADV (File No. 801-8314) filed under the Advisers Act, incorporated herein by reference.

Item 27.  Principal Underwriters.

         (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(R) International Growth & Income Portfolio, CitiFunds(R) International Growth Portfolio, CitiFunds(R) U.S. Treasury Reserves, CitiFunds(R) Cash Reserves, CitiFunds(R) Premium U.S. Treasury Reserves, CitiFunds(R) Premium Liquid Reserves, CitiFunds(R) Institutional U.S. Treasury Reserves, CitiFunds(R) Institutional Liquid Reserves, CitiFunds(R) Institutional Cash Reserves, CitiFunds(R) Tax Free Reserves, CitiFunds(R) Institutional Tax Free Reserves, CitiFunds(R) California Tax Free Reserves, CitiFunds(R) Connecticut Tax Free Reserves, CitiFunds(R) New York Tax Free Reserves, CitiFunds(R) Intermediate Income Portfolio, CitiFunds(R) Short-Term U.S. Government Income Portfolio, CitiFunds(R) New York Tax Free Income Portfolio, CitiFunds(R) National Tax Free Income Portfolio, CitiFunds(R) California Tax Free Income Portfolio, CitiFunds(R) Small Cap Value Portfolio, CitiFunds(R) Growth & Income Portfolio, CitiSelect(R) Folio 100 Income, CitiSelect(R) Folio 200 Conservative, CitiSelect(R) Folio 300 Balanced, CitiSelect(R) Folio 400 Growth, CitiSelect(R) Folio 500 Growth Plus, CitiFunds(R) Balanced Portfolio, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Small Cap Fund, Government Fund, Growth Fund, Growth and Income Fund, International Equity Fund, Mid Cap Fund, Municipal Bond Fund, Select Small Cap Portfolio, Select Government Portfolio, Select Growth Portfolio, Select Growth and Income Portfolio, Select Mid Cap Portfolio, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, S&P Index Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Multi-Sector Fixed Income Investments, Multi-Strategy Market Neutral Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Premier Selections Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney EAFE Index Fund, Smith Barney US 5000 Index Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, National Portfolio, Massachusetts Money Market Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund, Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Smith Aggressive Growth Portfolio, Smith Mid Cap Portfolio, Alliance Growth Portfolio, INVESCO Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio, Van Kampen Enterprise Portfolio, Centurion U.S. Equity Fund, Centurion International Equity Fund, Centurion U.S. Contra Fund, Centurion International Contra Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Fund.

         (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No.8-32417).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                          ADDRESS

    CFBDS, Inc.                                   21 Milk Street, 5th Floor
    (subadministrator and distributor)            Boston, MA 02109

    State Street Bank and Trust Company           1776 Heritage Drive
    (transfer agent, custodian and fund           North Quincy, MA 02171
    accounting agent)

    Citibank, N.A.                                153 East 53rd Street
    (manager)                                     New York, NY 10043

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 11th day of August, 2000.

                                       CITIFUNDS TRUST II,
                                           on behalf of CitiFunds Small Cap
                                           Growth Portfolio and
                                           CitiFunds Large Cap Growth Portfolio

                                       By: Philip W. Coolidge
                                           ---------------------------
                                           Philip W. Coolidge
                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on August 11, 2000.

         Signature                             Title
         ---------                             -----

   Philip W. Coolidge                 President, Principal Executive
   ----------------------             Officer and Trustee
   Philip W. Coolidge

   Linwood C. Downs                   Treasurer
   ----------------------
   Linwood C. Downs

   Riley C. Gilley*                   Trustee
   ----------------------
   Riley C. Gilley

   Diana R. Harrington*               Trustee
   ----------------------
   Diana R. Harrington

   Susan B. Kerley*                   Trustee
   ----------------------
   Susan B. Kerley

   Heath B. McLendon*                 Trustee
   ----------------------
   Heath B. McLendon

   C. Oscar Morong, Jr.*              Trustee
   ----------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*                   Trustee
   ----------------------
   E. Kirby Warren

*By:   Philip W. Coolidge
        ----------------------
       Philip W. Coolidge
       Executed by Philip W. Coolidge
       on behalf of those indicated
       pursuant to
       Powers of Attorney.

                                   SIGNATURES

      The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 11th day of August, 2000.

                                    THE PREMIUM PORTFOLIOS
                                    on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio

                                    By: Susan Jakuboski
                                        ---------------------------
                                        Susan Jakuboski,
                                         Assistant Secretary of
                                         The Premium Portfolios

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust II has been signed by the following persons in the capacities indicated on August 11, 2000.

          Signature                             Title
          ---------                             -----

   Philip W. Coolidge*                President, Principal Executive
   ----------------------             Officer and Trustee
   Philip W. Coolidge

   Linwood C. Downs*                  Treasurer
   ----------------------
   Linwood C. Downs

   Elliott J. Berv*                   Trustee
   ----------------------
   Elliott J. Berv

   Mark T. Finn*                      Trustee
   ----------------------
   Mark T. Finn

   C. Oscar Morong, Jr.*              Trustee
   ----------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*               Trustee
   ----------------------
   Walter E. Robb, III

   E. Kirby Warren*                   Trustee
   ----------------------
   E. Kirby Warren

*By:     Susan Jakuboski
         --------------------------
         Susan Jakuboski
         Executed by Susan Jakuboski
         on behalf of those indicated as
         attorney in fact.

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